Filed Pursuant to Rule 497(e)


                             THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                          NEW YORK, NEW YORK 10022-2606

                       SUPPLEMENT DATED AUGUST 3, 2004 TO
                         PROSPECTUS DATED APRIL 21, 2004

         The prospectus of The Needham Funds, Inc., dated April 21, 2004, is hereby supplemented by replacing the table on page 7 entitled "Fees and Expenses of the Funds" with the table below:

Fees and Expenses of the Funds

         This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                                                            Needham          Needham
                                                                            Needham        Aggressive       Small Cap
                                                                             Growth          Growth          Growth
                                                                              Fund            Fund            Fund
                                                                            -------        ----------       ----------
Shareholder Fees (fees paid directly from your investment) Maximum
Sales Charge (Load) Imposed on Purchases.........................             None            None            None
Maximum Deferred Sales Charge (Load).............................             None            None            None
Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends and Other Distributions............................             None            None            None
Redemption Fee (as a % of amount redeemed) on shares
    held less than 60 days.......................................             2.00%(1)         2.00%(1)        2.00%(1)
Thereafter.......................................................             None            None            None
Exchange Fee.....................................................             None            None            None
Annual Fund Operating Expenses
    (expenses that are deducted from Fund assets)
Management Fees..................................................             1.25%           1.25%           1.25%
Distribution and/or Service (12b-1) Fees.........................             0.25%           0.25%           0.25%
Other Expenses...................................................             0.27%           1.70%           1.74%
                                                                              -----           -----           -----
Total Annual Fund Operating Expenses(2)..........................             1.77%           3.20%           3.24%
                                                                              =====           =====           =====

(1)   A fee of $7.50 is charged for each redemption by wire.

(2) The Adviser has voluntarily agreed to waive its fee for, and to reimburse expenses of, the Funds in an amount that operates to limit annual operating expenses of each Fund to not more than 2.50% of average daily net assets. As a result, the Adviser waived its fee by an amount equal to 0.70% and 0.74% of the average daily net assets of Needham Aggressive Growth Fund and Needham Small Cap Growth Fund for the year ended December 31, 2003, respectively.